CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2019	Apr. 25, 2019	Jan. 31, 2019	Jan. 31, 2018
CONDENSED CONSOLIDATED BALANCE SHEETS
Series A convertible preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Series A convertible preferred stock, shares issued	0		0	0
Series A convertible preferred stock, shares outstanding	0		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	450,000,000		450,000,000	450,000,000
Common stock, shares issued	15,227,891		8,732,612	160,062,509
Common stock, shares outstanding	15,227,891		8,732,612	160,062,509